Provisions - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [abstract]
Insurance revenue	$ 19	$ 11	$ 9
Claims expense	18	$ 10	$ 9
Prior period potential exposure for individual insurance claims	4
Potential exposure to aggregate insurance claims since 2011	$ 25